EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings Per Share

	For the three months ended June 30				For the six months ended June 30
	2024		2023		2024		2023
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$634	$634	$502	$502	$1,121	$1,121	$771	$771
Net income attributable to non-controlling interests	(264)	(264)	(197)	(197)	(456)	(456)	(346)	(346)
Net income attributable to equity holders of Barrick Gold Corporation	$370	$370	$305	$305	$665	$665	$425	$425
Weighted average shares outstanding	1,755	1,755	1,755	1,755	1,755	1,755	1,755	1,755
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.21	$0.21	$0.17	$0.17	$0.38	$0.38	$0.24	$0.24